Loans Receivable, Net - Schedule of Aging of Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	¥ 2,410,149	¥ 2,736,894
New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	308,200	266,034
Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total loans receivable	2,101,949	2,470,860
1-89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	124,290	121,323
1-89 Days Past Due [Member] | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	31,036	19,443
1-89 Days Past Due [Member] | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	93,254	101,880
90-119 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	34,656	34,558
90-119 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	8,658	5,564
90-119 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	25,998	28,994
120-149 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	35,832	32,610
120-149 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	9,771	5,359
120-149 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	26,061	27,251
150-179 days Past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	28,798	32,116
150-179 days Past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	7,181	4,667
150-179 days Past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	21,617	27,449
Total past due
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	223,576	220,607
Total past due | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	56,646	35,033
Total past due | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	166,930	185,574
Current
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	2,186,573	2,516,287
Current | New borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	251,554	231,001
Current | Repeat borrowers [member]
Financing Receivable Recorded Investment Past Due [Line Items]
Notes receivable gross	¥ 1,935,019	¥ 2,285,286